Staff costs	12 Months Ended
Dec. 31, 2017
Disclosure Of Staffing Costs [Abstract]
Staffing costs

14. Staff costs

	Year ended December 31,
in USD ‘000	2017	2016	2015
Wages and salaries	7,715	4,807	3,384
Social charges	993	443	337
Post-employment benefits expense	435	(51)	324
Share-based payments	8,856	2,237	3,268
Total staff costs	17,999	7,436	7,313

The Group employed on average 32.3 full-time equivalents (“FTE”) in 2017, compared to 22.4 FTE in 2016 and 16.2 FTE in 2015, and 37.7 FTE as at December 31, 2017 compared to 25.3 FTE as at December 31, 2016 and 19.9 FTE as at December 31, 2015.

For the year ended December 31, 2016, the post-employment benefits line includes a gain of USD 512 thousand relating to the plan amendment enacted in 2016.